The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio – Select International Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2015 (Accession No. 0001193125-15-241500), which is incorporated herein by reference.